Net Loss per Share - Schedule of Potentially Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding		865,429		865,429
Warrants Issued to 2010/2012 Convertible Note Holders to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	480,147
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	1,863,171	240,906	1,072,011	239,606
Warrants Issued in 2009 to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	9,259	9,259	9,259	9,259
Warrants to Purchase Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding			523,867
Underwriter [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	82,500		82,500
Series A Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	2,425,605		2,449,605
Series B Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	527,573
Series C Warrant to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	590,415